Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2015
Registrant Name	ALGER INSTITUTIONAL FUNDS
Central Index Key	0000911415
Amendment Flag	false
Document Creation Date	Oct. 14, 2016
Document Effective Date	Oct. 14, 2016
Prospectus Date	Mar. 01, 2016
Class Z-2 Prospectus | Alger Capital Appreciation Institutional Fund | Class Z-2
Prospectus:
Trading Symbol	ACIZX
Class Z-2 Prospectus | Alger Mid Cap Growth Institutional Fund | Class Z-2
Prospectus:
Trading Symbol	ALMZX
Class Z-2 Prospectus | Alger Small Cap Growth Institutional Fund | Class Z-2
Prospectus:
Trading Symbol	AISZX
Classes I and R Prospectus | Alger Small Cap Growth Institutional Fund | Alger Small Cap Growth Institutional Fund Class I
Prospectus:
Trading Symbol	ALSRX
Classes I and R Prospectus | Alger Small Cap Growth Institutional Fund | Alger Small Cap Growth Institutional Fund Class R
Prospectus:
Trading Symbol	ASIRX